UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 88.11%
Alabama — 0.47%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project),
0.060%, VRD	5,300,000	5,300,000
University of Alabama Revenue (University Hospital), Series C,
0.070%, VRD	10,000,000	10,000,000

		15,300,000

Alaska — 0.91%
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project),
Series A,
0.060%, VRD	18,115,000	18,115,000
Series C,
0.060%, VRD	11,570,000	11,570,000

		29,685,000

Arizona — 0.39%
Arizona State Tax Anticipation Notes (Unemployment insurance)
Series A,
1.500%, due 05/07/14	5,000,000	5,039,543
Series B,
1.500%, due 05/21/14	5,000,000	5,041,799
Pima County Industrial Development Authority (Tucson Electric Power Co.- Irvington Project), Series A,
0.080%, VRD	2,700,000	2,700,000

		12,781,342

California — 4.39%
Antelope Valley-East Kern Water Agency, Series A-2,
0.040%, VRD	4,700,000	4,700,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series D-2,
0.070%, VRD	20,000,000	20,000,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A,
0.050%, VRD	1,200,000	1,200,000
California Housing Finance Agency Revenue (Home Mortgage), Series M,
0.090%, VRD[1]	6,485,000	6,485,000
California State Economic Recovery, Series C-4,
0.050%, VRD	11,835,000	11,835,000
California State Kindergarten,
Series A1,
0.060%, VRD	12,465,000	12,465,000
Series A5,
0.040%, VRD	8,200,000	8,200,000
Series B1,
0.060%, VRD	3,350,000	3,350,000
Series B2,
0.050%, VRD	5,600,000	5,600,000
Series B3,
0.050%, VRD	10,000,000	10,000,000
California State,
Series A1,
2.000%, due 05/28/14	8,000,000	8,093,612
Series A2,
2.000%, due 06/23/14	14,000,000	14,179,540
City of Los Angeles, Series A,
2.000%, due 02/27/14	7,000,000	7,052,060
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.070%, VRD	9,300,000	9,300,000
Los Angeles County Tax & Revenue Anticipation Notes, Series B,
2.000%, due 06/30/14	12,000,000	12,162,393
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series B,
0.060%, VRD	8,000,000	8,000,000
Series C,
0.060%, VRD	1,060,000	1,060,000

		143,682,605

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Colorado — 2.55%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 2010), (AMBAC Insured),
0.090%, VRD[2,3]	16,520,000	16,520,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series C-7,
0.070%, VRD	3,105,000	3,105,000
Colorado Health Facilities Authority Revenue Refunding (The Evangelical),
0.070%, VRD	830,000	830,000
Denver City & County Certificates of Participation Refunding,
Series A1,
0.070%, VRD	30,755,000	30,755,000
Series A2,
0.070%, VRD	14,730,000	14,730,000
Series A3,
0.070%, VRD	10,645,000	10,645,000
El Paso County Revenue (YMCA Pikes Peak Region Project),
0.070%, VRD	6,835,000	6,835,000

		83,420,000

Connecticut — 0.97%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University),
Series V-1,
0.050%, VRD	14,910,000	14,910,000
Series V-2,
0.050%, VRD	6,735,000	6,735,000
Series Y-3,
0.050%, VRD	2,000,000	2,000,000
Hartford General Obligation Bond Anticipation Notes,
2.000%, due 04/10/14	8,000,000	8,071,782

		31,716,782

District of Columbia — 0.90%
District of Columbia Revenue (German Marshall Fund of United States),
0.070%, VRD	8,000,000	8,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
District of Columbia — (concluded)
District of Columbia University Revenue Refunding (Georgetown University), Series B,
0.060%, VRD	15,050,000	15,050,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue Subseries D-2,
0.050%, VRD	6,500,000	6,500,000

		29,550,000

Florida — 3.28%
Florida State Board of Education (Public Education Capital Outlay Bonds), Series E (Bank of America Austin Certificates, Series 2008-1059),
0.090%, VRD[2,3]	8,335,000	8,335,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C,
0.040%, VRD	44,165,000	44,165,000
JEA Water & Sewer System Revenue, Subseries B-1,
0.080%, VRD	11,395,000	11,395,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E,
0.070%, VRD	4,500,000	4,500,000
Orange County Housing Finance Authority Housing Revenue Refunding (Highland Pointe Apartments), Series J, (FNMA Insured),
0.070%, VRD	7,455,000	7,455,000
Orange County School Board Certificates of Participation, Series E,
0.040%, VRD	23,145,000	23,145,000
Pinellas County Health Facilities Authority Revenue (Health System BayCare Health), Series A1,
0.070%, VRD	8,505,000	8,505,000

		107,500,000

Georgia — 2.90%
Cobb County Tax Anticipation Notes,
1.500%, due 11/29/13	41,000,000	41,087,728
Fulton Country Tax Anticipation Notes,
2.000%, due 12/31/13	15,000,000	15,068,072
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B,
0.070%, VRD	9,825,000	9,825,000
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.050%, VRD	12,100,000	12,100,000
Series B-2,
0.060%, VRD	8,000,000	8,000,000
Series C-4,
0.060%, VRD	8,985,000	8,985,000

		95,065,800

Idaho — 0.43%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/14	14,000,000	14,188,412

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — 6.84%
City of Chicago (Neighborhoods Alive 21), Series B,
0.060%, VRD	32,535,000	32,535,000
City of Chicago, Series D-1,
0.070%, VRD	12,180,000	12,180,000
Chicago Sales Tax Revenue Refunding, Series D-2,
0.070%, VRD	26,700,000	26,700,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919,
0.070%, VRD[2,3]	9,830,000	9,830,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.070%, VRD	18,100,000	18,100,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.070%, VRD	19,600,000	19,600,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.070%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B,
0.080%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A,
0.080%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project),
0.070%, VRD	5,675,000	5,675,000
Illinois Finance Authority Revenue (University of Chicago), Series B,
0.070%, VRD	8,777,000	8,777,000
Illinois Finance Authority Revenue (Wesleyan University),
0.080%, VRD	7,085,000	7,085,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.),
0.060%, VRD	8,345,000	8,345,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A,
0.060%, VRD	24,250,000	24,250,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
0.070%, VRD	7,679,000	7,679,000
Lombard Revenue (National University Health Sciences Project),
0.070%, VRD	6,825,000	6,825,000
South Suburban Joint Action Water Agency Revenue,
0.090%, VRD	5,550,000	5,550,000

		223,831,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Indiana — 1.54%
Indiana Development Finance Authority Revenue (Educational Facilities-Culver Educational),
0.080%, VRD	8,300,000	8,300,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project),
Series A-4,
0.050%, VRD	3,700,000	3,700,000
Series A-5,
0.030%, VRD	5,080,000	5,080,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D,
0.060%, VRD	3,280,000	3,280,000
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4,
0.070%, VRD	6,000,000	6,000,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1,
0.060%, VRD	11,900,000	11,900,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H,
0.070%, VRD	4,000,000	4,000,000
Marshall County Economic Development Revenue (Culver Educational Foundation Project),
0.080%, VRD	8,300,000	8,300,000

		50,560,000

Kansas — 1.51%
Kansas State Department of Transportation Highway Revenue Refunding,
Series B-1,
0.060%, VRD	5,955,000	5,955,000
Series B-2,
0.060%, VRD	8,865,000	8,865,000
Series B-3,
0.050%, VRD	23,590,000	23,590,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project), (FNMA Insured),
0.070%, VRD	11,000,000	11,000,000

		49,410,000

Kentucky — 2.12%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.),
0.080%, VRD	5,500,000	5,500,000
Boyle County Hospital Revenue (Ephraim McDowell Health Project),
0.070%, VRD	6,695,000	6,695,000
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A,
0.060%, VRD	10,015,000	10,015,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Kentucky — (concluded)
Christian County Association of Leasing Trust Lease Program,
Series A,
0.060%, VRD	8,795,000	8,795,000
Series B,
0.060%, VRD	21,965,000	21,965,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust),
0.080%, VRD	3,270,000	3,270,000
Shelby County Lease Revenue, Series A,
0.060%, VRD	50,000	50,000
Trimble County Association of Counties Leasing Trust Lease Program Revenue, Series A,
0.060%, VRD	11,200,000	11,200,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B,
0.080%, VRD	1,960,000	1,960,000

		69,450,000

Louisiana — 0.20%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project),
Series A,
0.040%, VRD	2,500,000	2,500,000
Series B,
0.040%, VRD	1,500,000	1,500,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.080%, VRD	2,500,000	2,500,000

		6,500,000

Maryland — 1.90%
Maryland Capital Improvement Bond, Series A,
5.250%, due 02/15/14	10,000,000	10,189,204
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A,
0.070%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (DeMatha Catholic High School),
0.080%, VRD	8,420,000	8,420,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue,
0.100%, VRD	2,945,000	2,945,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments), Series A, (FNMA Insured),
0.070%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A,
0.070%, VRD	30,000,000	30,000,000

		62,209,204

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Massachusetts — 0.71%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College),
0.060%, VRD	12,747,000	12,747,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R,
0.050%, VRD	6,475,000	6,475,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series F3,
0.060%, VRD	3,920,000	3,920,000

		23,142,000

Michigan — 0.61%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.060%, VRD	2,800,000	2,800,000
Michigan State Finance Authority Revenue (Unemployment Obligation Assessment), Series C,
0.080%, VRD	7,885,000	7,885,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F,
0.050%, VRD	4,675,000	4,675,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc. Project), Series A,
0.080%, VRD	4,765,000	4,765,000

		20,125,000

Minnesota — 0.81%
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series A,
0.070%, VRD	12,625,000	12,625,000
Series B,
0.070%, VRD	13,800,000	13,800,000

		26,425,000

Mississippi — 3.06%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A,
0.060%, VRD	15,900,000	15,900,000
Series C,
0.030%, VRD	20,745,000	20,745,000
Series D,
0.060%, VRD	4,400,000	4,400,000
Series G,
0.030%, VRD	31,730,000	31,730,000
Series J,
0.050%, VRD	5,000,000	5,000,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project),
0.030%, VRD	22,500,000	22,500,000

		100,275,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Missouri — 2.40%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-1,
0.070%, VRD	7,000,000	7,000,000
Series C-3,
0.080%, VRD	3,800,000	3,800,000
Series C-5
0.080%, VRD	30,100,000	30,100,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A,
0.070%, VRD	5,900,000	5,900,000
Series C,
0.030%, VRD	15,500,000	15,500,000
Series D,
0.030%, VRD	5,500,000	5,500,000
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care), Series E,
0.060%, VRD	10,700,000	10,700,000

		78,500,000

Nebraska — 0.29%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A,
0.080%, VRD	9,500,000	9,500,000

New Hampshire — 0.52%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ),
0.090%, VRD[2,3]	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B,
0.050%, VRD	3,300,000	3,300,000
New Hampshire Health & Education Facilities Authority Revenue (River College),
0.100%, VRD	4,880,000	4,880,000

		17,005,000

New Jersey — 2.03%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A,
0.080%, VRD	2,020,000	2,020,000
New Jersey Building Authority Building Revenue,
Subseries A-1,
0.070%, VRD	3,100,000	3,100,000
Subseries A-4,
0.070%, VRD	2,140,000	2,140,000
New Jersey Economic Development Authority Natural Gas Facilities Revenue (South Jersey),
0.090%, VRD[1]	3,200,000	3,200,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New Jersey — (concluded)
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
0.080%, VRD	2,985,000	2,985,000
New Jersey Economic Development Authority Revenue (Peddie School Project),
0.070%, VRD	4,800,000	4,800,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A,
0.070%, VRD	3,040,000	3,040,000
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University),
0.050%, VRD	9,805,000	9,805,000
New Jersey Health Care Facilities Financing Authority Revenue (Somerset Medical Center),
0.070%, VRD	5,390,000	5,390,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health),
Series A-7,
0.050%, VRD	1,100,000	1,100,000
Series D,
0.070%, VRD	21,100,000	21,100,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3,
0.080%, VRD	2,155,000	2,155,000
Rutgers State University Revenue, Series G,
0.050%, VRD	5,635,000	5,635,000

		66,470,000

New Mexico — 0.24%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1,
0.050%, VRD	8,000,000	8,000,000

New York — 11.19%
Albany County Bond Anticipation Notes,
1.250%, due 07/03/14	7,000,000	7,053,373
Deer Park Union Free School District Tax Anticipation Notes,
1.000%, due 06/26/14	9,000,000	9,049,505
Erie County Fiscal Stability Authority Bond Anticipation Notes, Series A,
1.000%, due 07/31/14	8,000,000	8,049,771
Long Island Power Authority, Series D,
0.060%, VRD	6,590,000	6,590,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1,
0.060%, VRD	8,890,000	8,890,000
Metropolitan Transportation Authority Revenue, Subseries E-3,
0.050%, VRD	17,000,000	17,000,000
New Rochelle City School District Tax Anticipation Notes,
0.750%, due 06/27/14	3,500,000	3,513,895

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (continued)
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A, (FNMA Insured),
0.070%, VRD	9,000,000	9,000,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments), Series A,
0.090%, VRD	2,050,000	2,050,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A,
0.090%, VRD	20,900,000	20,900,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.050%, VRD	18,500,000	18,500,000
Series BB-2,
0.060%, VRD	10,000,000	10,000,000
Series BB-5,
0.030%, VRD	23,350,000	23,350,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1,
0.050%, VRD	5,000,000	5,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Second Generation Resolution, Series A,
0.060%, VRD	1,200,000	1,200,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series C,
0.080%, VRD	1,700,000	1,700,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, (Second General), Series DD-2,
0.030%, VRD	7,500,000	7,500,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Subseries F1A,
0.050%, VRD	23,720,000	23,720,000
New York City,
Series F, Subseries F-3,
0.060%, VRD	5,300,000	5,300,000
Subseries B-3,
0.060%, VRD	2,045,000	2,045,000
Subseries G-4,
0.050%, VRD	33,400,000	33,400,000
Subseries G-7,
0.050%, VRD	12,350,000	12,350,000
Subseries L-4,
0.060%, VRD	6,700,000	6,700,000
Subseries L-6,
0.030%, VRD	41,265,000	41,265,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subseries A-4,
0.050%, VRD	2,000,000	2,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (concluded)
New York City Trust for Cultural Resources Revenue Refunding (American Museum of Natural History), Series A1,
0.060%, VRD	5,100,000	5,100,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A,
0.080%, VRD	12,800,000	12,800,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A,
0.060%, VRD	4,950,000	4,950,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured),
0.070%, VRD	2,300,000	2,300,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured),
0.070%, VRD	6,400,000	6,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Wagner College),
0.060%, VRD	5,900,000	5,900,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured),
0.070%, VRD	4,700,000	4,700,000
North Hempstead Township Bond Anticipation Notes, Series B,
0.500%, due 10/03/14[4]	12,000,000	12,031,080
Triborough Bridge & Tunnel Authority Revenue,
Series B,
0.070%, VRD	8,400,000	8,400,000
Series B-2C,
0.060%, VRD	9,755,000	9,755,000
Series B-3,
0.060%, VRD	7,750,000	7,750,000

		366,212,624

North Carolina — 4.12%
Charlotte Water & Sewer System Revenue Refunding, Series C,
0.090%, VRD	27,250,000	27,250,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H,
0.030%, VRD	53,680,000	53,680,000
Guilford County, Series B,
0.070%, VRD	3,345,000	3,345,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B,
0.050%, VRD	7,000,000	7,000,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project),
0.050%, VRD	8,700,000	8,700,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A,
0.110%, VRD	15,810,000	15,810,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
North Carolina — (concluded)
University of North Carolina Hospital Chapel Hill Revenue, Series B,
0.060%, VRD	19,005,000	19,005,000

		134,790,000

Ohio — 4.05%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
0.060%, VRD	5,560,000	5,560,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.070%, VRD	16,675,000	16,675,000
Columbus Sewer Revenue, Series B,
0.050%, VRD	3,060,000	3,060,000
Ohio (Common Schools),
Series A,
0.050%, VRD	3,860,000	3,860,000
Series B,
0.050%, VRD	3,240,000	3,240,000
0.070%, VRD	33,015,000	33,015,000
Series D,
0.060%, VRD	32,700,000	32,700,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139),
0.080%, VRD[2,3]	6,225,000	6,225,000
Ohio State University General Receipts,
0.060%, VRD	4,100,000	4,100,000
Series B,
0.050%, VRD	4,100,000	4,100,000
Ohio State University Revenue, Series E,
0.080%, VRD	20,000,000	20,000,000

		132,535,000

Oregon — 2.29%
Oregon Health & Science University Revenue, Series C,
0.070%, VRD	5,235,000	5,235,000
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects), Series A,
0.080%, VRD	8,395,000	8,395,000
Oregon State Tax Anticipation Notes, Series A,
1.500%, due 07/31/14	55,000,000	55,604,136
Salem Hospital Facility Authority Revenue (Salem Hospital Project), Series B,
0.070%, VRD	5,600,000	5,600,000

		74,834,136

Pennsylvania — 2.84%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.060%, VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Health Care Facility (Longwood Oakmount, Inc.)
0.060%, VRD	5,130,000	5,130,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pennsylvania — (concluded)
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship),
0.080%, VRD	3,550,000	3,550,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.070%, VRD	11,250,000	11,250,000
Emmaus General Authority Revenue, Subseries H-19,
0.080%, VRD	5,000,000	5,000,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series,
0.070%, VRD	6,160,000	6,160,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3,
0.070%, VRD	4,000,000	4,000,000
Philadelphia Gas Works Revenue Refunding, Series C,
0.060%, VRD	8,000,000	8,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.060%, VRD	32,645,000	32,645,000
Saint Mary Hospital Authority Health System Revenue (Catholic East), Series B,
0.050%, VRD	3,000,000	3,000,000
Washington County Authority Revenue Refunding (University of Pennsylvania),
0.050%, VRD	8,855,000	8,855,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series B,
0.080%, VRD	3,395,000	3,395,000

		92,985,000

Rhode Island — 0.41%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology),
0.080%, VRD	4,470,000	4,470,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project),
0.060%, VRD	8,800,000	8,800,000

		13,270,000

South Carolina — 1.14%
Charleston County School District Bonds Anticipation Notes, Series A, (SCSDE Insured),
2.000%, due 11/15/13	18,300,000	18,341,132
Piedmont Municipal Power Agency Electric Revenue Refunding, Series B,
0.060%, VRD	9,000,000	9,000,000
South Carolina Jobs-Economic Development Authority Hospital Revenue Refunding (Anmed Health),
Series C,
0.080%, VRD	4,980,000	4,980,000
Series D,
0.060%, VRD	5,000,000	5,000,000

		37,321,132

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
South Dakota — 0.40%
South Dakota Health & Educational Facilities Authority Revenue (Regional Health),
0.080%, VRD	12,965,000	12,965,000

Tennessee — 1.14%
Blount County Public Building Authority (Local Government Public Improvement), Series E-9-A,
0.080%, VRD	3,970,000	3,970,000
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A,
0.080%, VRD	11,500,000	11,500,000
Shelby County Public Improvement and School, Series B,
0.080%, VRD	21,780,000	21,780,000

		37,250,000

Texas — 12.04%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF), (FGIC Insured),
0.060%, VRD[2,3]	7,595,000	7,595,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.050%, VRD	28,130,000	28,130,000
Subseries C-2,
0.050%, VRD	29,485,000	29,485,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.050%, VRD	22,100,000	22,100,000
Series A-2,
0.050%, VRD	31,355,000	31,355,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.070%, VRD	8,630,000	8,630,000
Harris County Tax Anticipation Notes,
1.000%, due 02/28/14	22,000,000	22,077,590
2.000%, due 02/28/14	5,000,000	5,038,159
Houston Airport System Revenue Refunding (Sub Lien),
0.080%, VRD	4,900,000	4,900,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B,
0.060%, VRD	8,500,000	8,500,000
Houston Tax and Revenue Anticipation Notes,
1.500%, due 06/30/14	12,000,000	12,117,792
2.000%, due 06/30/14	2,000,000	2,027,065

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (concluded)
Laredo (Morgan Stanley Floater Certificates), Series 2065, (NATL-RE Insured),
0.070%, VRD[2,3]	17,905,000	17,905,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project),
0.050%, VRD	29,605,000	29,605,000
Series A,
0.060%, VRD	17,000,000	17,000,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123), (PSF-GTD),
0.070%, VRD[2,3]	8,935,000	8,935,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C,
0.050%, VRD	2,600,000	2,600,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue (Texas Health Resources),
Series A,
0.060%, VRD	8,700,000	8,700,000
Series B,
0.050%, VRD	8,100,000	8,100,000
0.060%, VRD	10,000,000	10,000,000
Texas State (Veterans), Series A,
0.070%, VRD	2,495,000	2,495,000
Texas State Revenue Anticipation Notes,
2.000%, due 08/28/14	80,000,000	81,305,375
University of Texas Permanent University (Funding System), Series A,
0.040%, VRD	20,120,000	20,120,000
University of Texas University Revenues (Financing Systems),
0.040%, VRD	5,330,000	5,330,000

		394,050,981

Utah — 1.60%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
0.060%, VRD	2,165,000	2,165,000
Series D,
0.030%, VRD	8,440,000	8,440,000
Utah Transit Authority Sales Tax Revenue, Subseries A,
0.060%, VRD	17,100,000	17,100,000
Utah Transportation Authority Sales Tax Revenue, Subseries B,
0.060%, VRD	24,625,000	24,625,000

		52,330,000

Vermont — 0.36%
Winooski Special Obligation Refunding, Series A,
0.050%, VRD	11,740,000	11,740,000

Virginia — 2.04%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A,
0.080%, VRD	15,000,000	15,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Virginia — (concluded)
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2,
0.070%, VRD	8,415,000	8,415,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
0.060%, VRD	19,720,000	19,720,000
Series D,
0.070%, VRD	3,200,000	3,200,000
Virginia Small Business Financing Authority Hospital Revenue (Carilion Clinic Obligation), Series B,
0.060%, VRD	20,500,000	20,500,000

		66,835,000

Washington — 2.06%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.080%, VRD[2,3]	5,000,000	5,000,000
King County Sewer Revenue (Junior Lien),
Series A,
0.080%, VRD	23,000,000	23,000,000
Series B,
0.070%, VRD	21,950,000	21,950,000
Washington Higher Education Facilities Authority Revenue Refunding (St. Martins University Project),
0.080%, VRD	8,270,000	8,270,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project),
0.070%, VRD	9,125,000	9,125,000

		67,345,000

West Virginia — 0.22%
West Virginia Economic Development Authority Pollution Control Revenue Refunding (Ohio Power Co.–Kammer), Series B,
0.050%, VRD	7,100,000	7,100,000

Wisconsin — 0.24%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan System),
0.070%, VRD	7,950,000	7,950,000

Total municipal bonds and notes (cost — $2,883,806,018)		2,883,806,018

Tax-exempt commercial paper — 12.90%
California — 0.49%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1,
0.160%, due 01/07/14	8,000,000	8,000,000
Los Angeles County Capital Asset Lease,
0.120%, due 12/04/13	8,000,000	8,000,000

		16,000,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (continued)
Connecticut — 1.77%
Yale University,
0.090%, due 10/03/13	17,775,000	17,775,000
0.090%, due 10/04/13	11,100,000	11,100,000
0.090%, due 10/07/13	14,060,000	14,060,000
0.090%, due 10/08/13	15,000,000	15,000,000

		57,935,000

Georgia — 0.09%
Emory University,
0.100%, due 11/07/13	2,965,000	2,965,000

Illinois — 0.30%
Illinois Educational Facilities Authority Revenue,
0.110%, due 10/03/13	10,000,000	10,000,000

Kentucky — 1.53%
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program),
0.240%, due 10/11/13	50,000,000	50,000,000

Maryland — 1.79%
Johns Hopkins University,
0.080%, due 10/07/13	10,000,000	10,000,000
0.070%, due 10/16/13	16,000,000	16,000,000
Montgomery County,
0.110%, due 10/03/13	30,000,000	30,000,000
0.090%, due 10/10/13	2,700,000	2,700,000

		58,700,000

Michigan — 0.43%
University of Michigan,
0.090%, due 10/03/13	14,000,000	14,000,000

Minnesota — 1.43%
Mayo Clinic,
0.130%, due 11/05/13	16,900,000	16,900,000
0.130%, due 11/14/13	30,000,000	30,000,000

		46,900,000

Missouri — 0.98%
Curators University,
0.100%, due 10/02/13	16,000,000	16,000,000
0.080%, due 10/15/13	16,000,000	16,000,000

		32,000,000

New York — 0.46%
Metropolitan Transportation Authority,
0.120%, due 12/11/13	11,500,000	11,500,000
New York State Power Authority,
0.100%, due 11/06/13	3,500,000	3,500,000

		15,000,000

Ohio — 0.31%
Cleveland Clinic,
0.140%, due 01/21/14	10,000,000	10,000,000

Tennessee — 0.80%
Vanderbilt University,
0.200%, due 10/03/13	14,205,000	14,205,000
0.170%, due 04/03/14	12,000,000	12,000,000

		26,205,000

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper— (concluded)
Texas — 2.06%
Dallas Area Rapid Transit,
0.120%, due 10/24/13	6,000,000	6,000,000
0.130%, due 11/14/13	10,000,000	10,000,000
Methodist Hospital,
0.090%, due 10/08/13	30,460,000	30,460,000
University of Texas,
0.090%, due 10/04/13	11,000,000	11,000,000
0.090%, due 10/09/13	10,000,000	10,000,000

		67,460,000

Washington — 0.46%
University of Washington,
0.160%, due 10/03/13	15,000,000	15,000,000

Total tax-exempt commercial paper (cost — $422,165,000)		422,165,000

Total investments (cost — $3,305,971,018 which approximates cost for federal income tax purposes) — 101.01%		3,305,971,018
Liabilities in excess of other assets — (1.01)%		(32,979,723)

Net assets (applicable to 3,272,987,336 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		3,272,991,295

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	2,883,806,018	—	2,883,806,018
Tax-exempt commercial paper	—	422,165,000	—	422,165,000

Total	—	3,305,971,018	—	3,305,971,018

At September 30, 2013, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 31 days

Portfolio footnotes

[1]	Security subject to Alternative Minimum Tax.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.72% of net assets as of September 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[3]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[4]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

UBS RMA Tax-Free Fund Inc.

UBS RMA Tax-Free Fund Inc.

Schedule of investments — September 30, 2013 (unaudited)

Portfolio acronyms
AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2013 and reset periodically.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2013.

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 27, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: November 27, 2013